INVESTMENTS - Summary of Other Investment Accounted Under Equity Method of Accounting (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Current assets	$ 1,951,723		$ 2,065,208	$ 2,021,765
Current liabilities	1,917,494		1,997,078	1,813,110
Revenue	1,069,582	$ 1,190,397	3,478,743	4,570,970	$ 3,613,478
Income (loss) from operations	94,498	53,764	(153,218)	210,536	(107,419)
Net income (loss)	$ 2,376	$ (51,261)	(625,318)	(530,661)	231,304
Other Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Current assets			52,927	113,827
Non-current assets			17,089	64,725
Current liabilities			48,100	78,565
Non-current liabilities			11,069	81,372
Revenue			143,461	270,626	380,682
Income (loss) from operations			(8,381)	24,789	23,638
Net income (loss)			$ (8,399)	$ 15,284	$ 1,054